Note 13 - Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Service cost	¥421,771	¥467,583	¥479,158	$5,089
Interest cost	41,424	48,335	46,975	499
Expected return on plan assets	(26,085)	(27,086)	(29,796)	(317)
Amortization of transition obligation	369	369	369	4
Other	－	(12,632)	－	－

Net periodic pension cost	¥437,479	¥476,569	¥496,706	$5,275

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥2,744,718	¥3,196,857	$33,951
Service cost	467,583	479,158	5,089
Interest cost	48,335	46,975	499
Actuarial loss	37,454	209,406	2,224
Benefit paid	(101,233)	(77,064)	(819)

Benefit obligation at end of year	3,196,857	3,855,332	40,944

Change in plan assets:
Fair value of plan assets at beginning of year	1,425,587	1,655,373	17,580
Actual return on plan assets	27,605	146,394	1,555
Employer contribution	250,969	257,288	2,732
Benefits paid	(48,788)	(46,444)	(493)

Fair value of plan assets at end of year	1,655,373	2,012,611	21,374

Funded status at end of year	¥(1,541,484)	(1,842,721)	$(19,570)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Accrued retirement and pension costs―noncurrent	¥(1,541,484)	¥(1,842,721)	$(19,570)

Net amount recognized	¥(1,541,484)	¥(1,842,721)	$(19,570)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2012	2013	2011	2012	2013

Discount rate	1.5%	1.2%	1.8%	1.8%	1.5%
Expected long-term rate of return on plan assets			2.1	1.9	1.8
Rate of increase in compensation	3.3	3.3	3.5	3.4	3.3

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥99,786	$1,060
2015	113,460	1,205
2016	131,087	1,392
2017	166,104	1,764
2018	220,121	2,338
2019－2023	1,691,760	17,967

Total	¥2,422,318	$25,726

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914
	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

Other Pension Plan, Defined Benefit [Member]
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net actuarial loss	¥3,324	¥39,083	¥92,808	$986
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)	(4)
Other	(6,316)	12,632	－	－

Amounts recognized in other comprehensive income	¥(3,361)	¥51,346	¥92,439	$982

Total net periodic pension cost and amounts recognized in other comprehensive income	¥434,118	¥527,915	¥589,145	$6,257

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Net actuarial loss	¥212,241	¥305,049	$3,239
Obligation at transition	1,473	1,104	12
Total	¥213,714	¥306,153	$3,251

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥235,933	－	－	¥235,933
U.S. equity	54,179	－	－	54,179
Other equity― developed countries	39,495	－	－	39,495
Total equity securities	329,607	－	－	329,607

Debt securities:
Japanese government and municipalities	－	¥337,885	－	337,885
Japanese corporate bonds― investment grade	－	93,030	－	93,030
U.S. government	－	58,760	－	58,760
Other government― developed countries	－	82,523	－	82,523
Residential mortgage-backed	－	23,627	－	23,627
Total debt securities	－	595,825	－	595,825

Other financial instruments*	－	692,613	－	692,613

Cash	37,328	－	－	37,328

Total assets at fair value	¥366,935	¥1,288,438	－	¥1,655,373
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥302,533	－	－	¥302,533
U.S. equity	72,760	－	－	72,760
Other equity― developed countries	51,220	－	－	51,220
Total equity securities	426,513	－	－	426,513

Debt securities:
Japanese government and municipalities	－	¥477,430	－	477,430
Japanese corporate bonds― investment grade	－	59,533	－	59,533
U.S. government	－	74,294	－	74,294
Other government― developed countries	－	103,471	－	103,471
Residential mortgage-backed	－	26,252	－	26,252
Total debt securities	－	740,980	－	740,980

Other financial instruments*	－	800,968	－	800,968

Cash	44,150	－	－	44,150

Total assets at fair value	¥470,663	¥1,541,948	－	¥2,012,611

US Dollars [Member]
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Basis of Fair Value Measurement of Pension Plan Assets [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of U.S. Dollars
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	$3,213	－	－	$3,213
U.S. equity	773	－	－	773
Other equity― developed countries	544	－	－	544
Total equity securities	4,530	－	－	4,530

Debt securities:
Japanese government and municipalities	－	$5,071	－	5,071
Japanese corporate bonds― investment grade	－	632	－	632
U.S. government	－	789	－	789
Other government― developed countries	－	1,099	－	1,099
Residential mortgage-backed	－	279	－	279
Total debt securities	－	7,870	－	7,870

Other financial instruments*	－	8,506	－	8,506

Cash	468	－	－	468

Total assets at fair value	$4,998	$16,376	－	$21,374